Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)		Amount		Type	Country		Subnat. Juris.		Govt.		Project		Resource		Segment		Ext. Method
#: 1
		$ 4,216,107	[1]	Taxes	ARGENTINA	[1]	snj:AR-A	[1]	Federal Government [Member]	[1]	Sal de Oro Project	[1]	Brine Lithium [Member]	[1]	Secondary Battery Materials Segment [Member]	[1]	Well	[1]
#: 2
		4,216,107	[1]	Royalties	ARGENTINA	[1]	snj:AR-K	[1]	Federal Government [Member]	[1]	Sal de Oro Project	[1]	Brine Lithium [Member]	[1]	Secondary Battery Materials Segment [Member]	[1]	Well	[1]
#: 3
		411,168	[1]	Fees	ARGENTINA	[1]	snj:AR-A	[1]	State Government [Member]	[1]	Sal de Oro Project	[1]	Brine Lithium [Member]	[1]	Secondary Battery Materials Segment [Member]	[1]	Well	[1]
#: 4
		411,168	[1]	Bonuses	ARGENTINA	[1]	snj:AR-A	[1]	Municipal Government [Member]	[1]	Sal de Oro Project	[1]	Brine Lithium [Member]	[1]	Secondary Battery Materials Segment [Member]	[1]	Well	[1]
#: 5
	[1]	418,593			ARGENTINA		snj:AR-K		State Government [Member]		Sal de Oro Project		Brine Lithium [Member]		Secondary Battery Materials Segment [Member]		Well
#: 6
	[1]	418,593			ARGENTINA		snj:AR-K		Municipal Government [Member]		Sal de Oro Project		Brine Lithium [Member]		Secondary Battery Materials Segment [Member]		Well
#: 7
	[1]	1,029,510			MALAYSIA		snj:MY-11		State Owned Enterprise [Member]		Block PM524 Project		Oil and Natural Gas [Member]		Infrastructure Business Trading Segment [Member]		Well
#: 8
	[1]	100,000			INDONESIA		snj:ID-JT		Central Government [Member]		Block Bunga Project		Oil and Natural Gas [Member]		Infrastructure Business Trading Segment [Member]		Well
#: 9
	[1]	16,296,717			AUSTRALIA		snj:AU-QLD		Federal Government [Member]		Atlas, Roma North, Range Project		Coal Seam Gas [Member]		Infrastructure Business Trading Segment [Member]		Well
#: 10
	[1]	16,296,717			AUSTRALIA		snj:AU-QLD		State Government [Member]		Atlas, Roma North, Range Project		Coal Seam Gas [Member]		Infrastructure Business Trading Segment [Member]		Well
#: 11
	[1]	$ 16,296,717			AUSTRALIA		snj:AU-QLD		Local Government [Member]		Atlas, Roma North, Range Project		Coal Seam Gas [Member]		Infrastructure Business Trading Segment [Member]		Well

[1]	All payments are reported in US Dollars. Payments relating to project in Argentina were made in Argentine Pesos, payments relating to project in Malaysia were made in US Dollars and Malaysian Ringgits, payments relating to project in Indonesia were made in US Dollars, and payments relating to the project in Australia were made in Australian Dollars. Such payments made in currencies other than in US Dollars have been converted to US Dollars using the exchange rates as of December 31, 2023.